THE SHEPHERD LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT LOSS
---------------

Investment income
   Dividends                                                       $     13,178
   Interest                                                               4,001
                                                                   ------------

Total investment income                                                  17,179
                                                                   ------------

Expenses
   Investment advisory fee                                               16,172
   Administrative fee                                                    20,215
                                                                   ------------

Total expenses                                                           36,387
                                                                   ------------

NET INVESTMENT LOSS                                                     (19,208)
                                                                   ------------

REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------

Net realized loss on investments in securities                         (875,208)
Net change in unrealized appreciation
   of investments in securities                                         387,253
                                                                   ------------

NET LOSS ON INVESTMENTS                                                (487,955)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $   (507,163)
                                                                   ============

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2002
                                  (UNAUDITED)

                                                                      PERCENT OF
                                            SHARES         VALUE      NET ASSETS
                                            ------     ------------   ----------
MISCELLANEOUS
          Apolla Group (a)                   3,150     $    138,600       4.55%
          Baker & Hughes (a)                 4,750          152,902       5.02%
          Chiron Corp (a)                    3,500          131,600       4.32%
          Pepsi Bottling Group (a)           4,500          115,650       3.80%
          Union Pacific                      2,500          149,675       4.91%
                                                       ------------     -------
                                                            688,427      22.60%
                                                       ------------     -------

BEVERAGES
          Starbucks Corp. (a)                5,000          101,900       3.35%
                                                       ------------     -------
                                                            101,900       3.35%
                                                       ------------     -------

COMMERCIAL SERVICES
          Concord EFS Inc. (a)               6,000           94,440       3.10%
          Cintas Corp. (a)                   2,500          114,375       3.75%
          Federal Express                    2,250          121,995       4.00%
                                                       ------------     -------
                                                            330,810      10.86%
                                                       ------------     -------

COMPUTERS
          Dell Computer (a)                  4,000          106,960       3.51%
          Masco Corp.                        4,900          103,145       3.39%
          Raytheon Company                   2,925           89,944       2.95%
                                                       ------------     -------
                                                            300,049       9.85%
                                                       ------------     -------

COMPUTER SERVICES
          Affiliated Computer (a)            2,000          105,300       3.46%
          1st Data Corp.                     3,750          132,788       4.36%
                                                       ------------     -------
                                                            238,088       7.82%
                                                       ------------     -------

FINANCIAL SERVICES
          AMBAC Financial Group (a)          2,200          123,728       4.06%
          MBNA Corp.                         5,800          110,316       3.62%
          Waterside Capital Corp. (a)        5,300           14,734       0.48%
                                                       ------------     -------
                                                            248,778       8.17%
                                                       ------------     -------

FOODS
          Conagra (a)                        5,000          125,050       4.10%
                                                       ------------     -------
                                                            125,050       4.10%
                                                       ------------     -------

MEDICAL SUPPLIES
          Biomet Inc. (a)                    4,500          128,970       4.23%
          Caremark RX Inc. (a)               8,000          130,000       4.27%
          Gilead Sciences, Inc. (a)          4,000          136,000       4.46%
                                                       ------------     -------
                                                            394,970      12.97%
                                                       ------------     -------

RETAIL
          Bed Bath & Beyond, Inc. (a)        3,250          112,222       3.68%
          Family Dollar Stores               4,000          124,840       4.10%
          Lowes Companies (a)                3,250          121,875       4.00%
                                                       ------------     -------
                                                            358,937      11.78%
                                                       ------------     -------

TOTAL INVESTMENTS IN SECURITIES                        $  2,787,009      91.49%
          (cost $2,877,196)                            ============     =======

NOTES:
          (a)  Presently non-income producing.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                      Ended
                                                   December 31,     Year Ended
                                                       2002          June 30,
                                                    (unaudited)        2002
                                                   ----------------------------
CHANGE IN NET ASSETS FROM OPERATIONS
------------------------------------

Net investment loss                                $    (19,208)   $    (94,462)
Net realized loss on investments in securites          (875,208)     (3,990,799)
Net change in unrealized appreciation on
   investments in securities                            387,253       1,582,897
                                                   ------------    ------------

Net decrease in net assets
   resulting from operations                           (507,163)     (2,502,364)

NET EFFECT OF PRIOR YEAR ADJUSTMENTS                     (5,900)             --
------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                --              --
-----------------------------

CAPITAL SHARE TRANSACTIONS- NET                         (61,343)       (876,421)
-------------------------------                    ------------    ------------

Total decrease in net assets                           (574,406)     (3,378,785)

NET ASSETS
----------

Beginning of period                                   3,614,833       6,993,618
Adjustments to opening balance                            5,900              --
                                                   ------------    ------------

End of period (including undistributed
   investment loss of $2,358,850
   and $2,339,642, respectively)                   $  3,046,327    $  3,614,833
                                                   ============    ============

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED
                                           DECEMBER 31,                        YEAR ENDED JUNE 30,
                                               2002
                                           (unaudited)      2002         2001         2000         1999         1998
                                            ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE DATA (1):

Net asset value, beginning of year          $     3.42   $     5.59   $    25.47   $    19.15   $    17.56   $    15.79
                                            ----------   ----------   ----------   ----------   ----------   ----------

Income (loss) from investment operations:

Net investment loss                              (0.02)       (0.08)       (0.24)       (0.48)       (0.36)       (0.37)

Net realized and unrealized gain
   (loss) on investments in securities           (0.47)       (2.09)       (9.93)       12.62         4.20         2.71
                                            ----------   ----------   ----------   ----------   ----------   ----------

Total income (loss) from investment
   operations                                    (0.49)       (2.17)      (10.17)       12.14         3.84         2.34
                                            ----------   ----------   ----------   ----------   ----------   ----------

Less distributions:

Distributions from net realized gains             0.00         0.00        (9.71)       (5.82)       (2.25)       (0.57)
                                            ----------   ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                $     2.93   $     3.42   $     5.59   $    25.47   $    19.15   $    17.56
                                            ==========   ==========   ==========   ==========   ==========   ==========

Total return                                   (14.33%)     (38.82%)     (53.85%)      69.10%       25.47%       15.00%
                                            ==========   ==========   ==========   ==========   ==========   ==========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in
   thousands)                               $    3,046   $    3,615   $    6,994   $   17,903   $   14,511   $   19,251

Ratio of expenses to average
  net assets                                     1.14%        2.25%        2.25%        2.24%        2.25%        2.25%

Ratio of net investment loss to
   average net assets                           (0.60%)      (1.94%)      (2.03%)      (2.02%)      (2.14%)      (2.08%)

Portfolio turnover rate                        112.74%       99.77%       19.96%      120.65%      185.62%      273.25%

(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Sales load is not reflected in total return.

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          -----------------------------------------------------------------

          Nature of Business:
          -------------------

          The Shepherd Large Cap Growth Fund (formerly the Dominion Insight Growth Fund) (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is growth of capital. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

          Significant Accounting Policies:

          Use of Estimates
          ----------------

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          Valuation of Securities
          -----------------------

          Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

          Security Transactions and Investment Income
          -------------------------------------------

          Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
          -----------------------------------------------------------------

          Cash
          ----

          Cash  is  held  in  a  credit   interest   account  at  May  Financial
          Corporation, bearing interest at a variable rate. At December 31, 2002, the interest rate was 1.0%.

          Income Taxes
          ------------

          The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

          Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2002, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          Distributions to Shareholders
          -----------------------------

          Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

NOTE 2 -  DISTRIBUTION TO SHAREHOLDERS
          ----------------------------

          There were no distributions to shareholders for the six months ended December 31, 2002.

          At December 31, 2002, the Fund had undistributed net realized losses of $5,955,799.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3 -  CAPITAL SHARE TRANSACTIONS
          --------------------------

          As of December 31, 2002, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of December 31, 2002, capital paid-in aggregated $11,451,163.

          Transactions in shares of capital stock for the six months ended December 31, 2002 are as follows:

                                    Shares        Amount
                                  ----------    ----------
               Shares sold            75,312    $  228,454
               Shares issued in
                  reinvestment of
                  dividends               --            --
                                  ----------    ----------
                                      75,312       228,454
               Shares redeemed        94,785       289,797
                                  ----------    ----------
               Net decrease          (19,473)   $  (61,343)
                                  ==========    ==========

NOTE 4 -  SECURITIES TRANSACTIONS
          -----------------------

          Cost of purchases and sales of securities (excluding short-term obligations) aggregated $2,973,258 and $2,866,475 respectively, for the six months ended December 31, 2002. As of December 31, 2002, the aggregate unrealized appreciation and depreciation of securities was as follows:

               Unrealized appreciation       $  136,651
               Unrealized depreciation         (226,838)
                                             ----------
               Net unrealized depreciation   $  (90,187)
                                             ==========

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 -  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
          ---------------------------------------------------------

          The Fund has an Investment Advisory Agreement with Nye, Parnell & Emerson Capital Management, Inc. (Advisor) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations consistent with the Fund's investment objective, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual fee of 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          On August 31, 2001 the Fund entered into an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, and subject to the authority of the board of directors of the Fund, the Administrator is responsible for the administration of the Fund and overall management of the Fund's business affairs. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of Dominion Funds, Inc. For its services, the Administrator receives an annual fee of 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

          The Fund had a Distribution Agreement with Rushmore Securities, Inc. (Distributor) until July 15, 2002, at which time the Fund entered into a Distribution Agreement with Cullum & Burks Securities, Inc. (Distributor). Pursuant to the Distribution Agreement, the Distributor performs services and bears the expenses relating to the offering of Fund shares for sale to the public. The Fund pays the Distributor the sales charges. Sales charges for distributing fund shares were $9,700 for the six months ended December 31, 2002, all of which were reallowed to the selling broker dealer. At December 31, 2002, the Fund had a receivable due from the Distributor for investment securities sold totaling $124,275, and for Fund shares sold totaling $30,716. During the six months ended December 31, 2002, a majority of the orders for the Fund's securities transactions were placed through the Distributor. Commissions charged by the Distributor for executing security transactions were $14,699 for the six months ended December 31, 2002.

          Certain directors and officers of the Company are also directors, officers and/or employees of the Advisor, Administrator and of the Distributor.

--------------------------------------------------------------------------------
                                    --------
                                    SHEPHERD
                                    --------
--------------------------------------------------------------------------------
                                 SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.

INTERESTED DIRECTORS
--------------------

                                           TERM OF                                                                    OTHER
                          POSITION       OFFICE AND                                                               DIRECTORSHIPS
     NAME,                HELD WITH       LENGTH OF           PRINCIPAL OCCUPATION(S)                                HELD BY
ADDRESS AND AGE             FUND         TIME SERVED          DURING PAST 5 YEARS                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Paul Dietrich             Chairman,      Indefinite term;     President and Managing Director of Eton Court            None
1630 Duke Street          Director       Director since       Asset Management, Ltd. ("Eton Court") (parent of
Suite 200                                2001; Chairman       Nye, Parnell & Emerson Capital Management, Inc.,
Alexandria, VA 22314                     since 2002           the Fund's investment adviser) and President of
Age: 53                                                       Foundation Management, Inc., the Fund's
                                                              administrator (1999 - present); Chairman of
                                                              Peress Investment Advisors, Ltd. (1999 to
                                                              present).

NON-INTERESTED DIRECTORS
------------------------

                                           TERM OF                                                                    OTHER
                          POSITION       OFFICE AND                                                               DIRECTORSHIPS
     NAME,                HELD WITH       LENGTH OF           PRINCIPAL OCCUPATION(S)                                HELD BY
ADDRESS AND AGE             FUND         TIME SERVED          DURING PAST 5 YEARS                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Douglas W. Powell         President,     Indefinite term;     Registered representative of Cullum & Burks              None
13355 Noel Road           Director       Director since       Securities, Inc., the Fund's distributor,
Suite 1300                               1999; President      (July, 2002 - present); CEO Rushmore Investment
Dallas, TX 75240                         since 2001           Management Corp. (Jan 01 - June 02); Chairman
Age: 62                                                       and Chief Executive Officer of Northstar
                                                              Financial Group (July, 1995 - 2001).

--------------------------------------------------------------------------------
                                    --------
                                    SHEPHERD
                                    --------
--------------------------------------------------------------------------------
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2002

      Investment Advisor                   Transfer Agent                       Distributor
      ------------------                   --------------                       -----------
Nye, Parnell & Emerson Capital           Fund Services, Inc.           Cullum & Burks Securities, Inc.
       Management, Inc.              1500 Forest Ave., Suite 111       13355 Noel Road, Suite 1300,
  1630 Duke Street, Suite 200            Richmond, VA 23229                 One Galleria Tower
     Alexandria, VA 22314                  (800) 628 4077                    Dallas, TX 75240
        (800) 416 2053                                                        (972) 755 0270

         Administrator                  Independent Auditors                   Legal Counsel
         -------------                  --------------------                   -------------

  Foundation Management, Inc.            Brad A. Kinder, CPA           Frederick C. Summers, III, P.C.
      1141 Custis Street                  400 Parker Square                   Attorney at Law
     Alexandria, VA 22308                    Suite 250-K               8235 Douglas Ave., Suite 1111
        (800) 416 2053                 Flower Mound, TX 75028                Dallas, TX 75225

           Officers                           Directors                          Custodian
           --------                           ---------                          ---------

       Douglas W. Powell                    Paul Dietrich                 First Southwest Company
           President                                                      1700 Pacific, Suite 500
                                          Douglas W. Powell                  Dallas, TX 75201
         Paul Dietrich
           Chairman